OTHER LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Advance subsidy from local authorities of Zhuhai, the PRC	$ 1,357	$ 232	$ 714
Other liabilities, current	1,771	1,929
Fair value of advances from the PRC	$ 1,697	$ 1,831	$ 1,666